J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

245 Park Avenue

New York, N.Y. 10167

August 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

J.P. Morgan Mutual Fund Investment Trust (“Trust”) on behalf of:

the JPMorgan Growth Advantage Fund (the “Fund”)

File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 54 (Amendment No. 58 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being filed to include the revised disclosure pursuant to the new Form N-1A for the statutory prospectuses for all share classes for the Fund. We are concurrently filing post-effective amendments to the registration statements for J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust II, JPMorgan Trust I and JPMorgan Value Opportunities Fund reflecting the new disclosure.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

__/s/ Elizabeth A. Davin_

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

James O’Connor

Division of Investment Management